Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	9 Months Ended		12 Months Ended
	Nov. 02, 2014	Nov. 02, 2014	Nov. 03, 2013	Feb. 02, 2014	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
Income Taxes [Line Items]
Valuation allowance against deferred tax assets - US	$ 923	$ 923		$ 1,388	$ 1,158
Federal tax credit carryforwards				10,248
General business credits				9,578
Alternative minimum tax "AMT" credit carryforwards				670
Carryforward period, AMT credits				Indefinite
Number of years carryforward on general business credits and AMT credits	20 years			20 years
Beginning year for state net operating loss carry forward expiry				2028
Net operating loss carryforwards				0	0	14,172
State and local tax expense		1,953	(191)	1,150	(51)	383
Unrecognized tax benefits will be settled through federal and state audits or will be recognized as a result of the expiration of statute of limitations				(46)
Unrecognized tax benefits that would impact effective tax rate	330	330		349
Accrued interest on unrecognized tax benefits				147	156
Accrued penalties on unrecognized tax benefits				144	134
Unrecognized tax benefits	457	457		476	471	940	881
Unrecognized tax benefits, income tax penalties and interest accrued	316	316		291
Available stand alone tax credits	9,825	9,825
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Change in valuation allowance				230
Dallas Texas [Member]
Income Taxes [Line Items]
State and local tax expense				$ 246	$ 269	$ 228